SEGMENTED INFORMATION (Schedule of disaggregation of long-lived assets by geographic area) (Details) - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 12,262,392	$ 13,070,651
Nevada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	11,762,392	11,321,662
Discontinued operations (Oregon)[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	500,000	1,748,286
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 0	$ 703